Segmental reporting - Disclosure of analysis of results by business (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) employee	Dec. 31, 2023 GBP (£) employee	Dec. 31, 2022 GBP (£) employee
Disclosure of operating segments [line items]
Net interest income	£ 6,745	£ 6,653	£ 5,398
Non-interest income	12,292	11,615	12,796
Total income	19,037	18,268	18,194
Operating costs	(12,245)	(12,270)	(10,821)
UK regulatory levies	(242)	(149)	(150)
Litigation and conduct	(186)	(44)	(1,427)
Total operating expenses	(12,673)	(12,463)	(12,398)
Other net income	0	(4)	4
Profit before Impairment	6,364	5,801	5,800
Credit impairment releases/(charges)	(1,617)	(1,578)	(933)
Profit before tax	4,747	4,223	4,867
Total assets	1,218,524	1,185,166	1,203,500
Total liabilities	£ 1,159,304	£ 1,124,662	£ 1,144,600
Number of employees (full time equivalent) | employee	23,000	23,900	21,900
Average number of employees (full time equivalent) | employee	23,400	23,800	21,100
Average number of employees (headcount) | employee	23,500	24,000	21,300
Operating segments | Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Net interest income	£ 1,266	£ 1,241	£ 1,184
Non-interest income	590	620	534
Total income	1,856	1,861	1,718
Operating costs	(1,008)	(977)	(878)
UK regulatory levies	(37)	(8)	(7)
Litigation and conduct	(1)	1	0
Total operating expenses	(1,046)	(984)	(885)
Other net income	0	(3)	1
Profit before Impairment	810	874	834
Credit impairment releases/(charges)	(76)	27	0
Profit before tax	734	901	834
Total assets	61,300	61,600	88,400
Total liabilities	94,700	86,800	86,800
Operating segments | Barclays Private Bank and Wealth Management
Disclosure of operating segments [line items]
Net interest income	796	792	733
Non-interest income	545	443	300
Total income	1,341	1,235	1,033
Operating costs	(953)	(830)	(565)
UK regulatory levies	(9)	(4)	(4)
Litigation and conduct	0	2	0
Total operating expenses	(962)	(832)	(569)
Other net income	0	0	0
Profit before Impairment	379	403	464
Credit impairment releases/(charges)	(6)	(4)	(5)
Profit before tax	373	399	459
Total assets	34,100	32,100	42,700
Total liabilities	75,000	61,000	62,500
Operating segments | Barclays Investment Bank
Disclosure of operating segments [line items]
Net interest income	1,413	1,705	1,142
Non-interest income	10,779	9,717	11,078
Total income	12,192	11,422	12,220
Operating costs	(7,889)	(7,847)	(7,153)
UK regulatory levies	(187)	(123)	(119)
Litigation and conduct	(55)	5	(1,189)
Total operating expenses	(8,131)	(7,965)	(8,461)
Other net income	0	1	1
Profit before Impairment	4,061	3,458	3,760
Credit impairment releases/(charges)	(123)	(102)	(181)
Profit before tax	3,938	3,356	3,579
Total assets	1,061,800	1,027,600	1,023,800
Total liabilities	955,600	948,900	967,100
Operating segments | Barclays US Consumer Bank
Disclosure of operating segments [line items]
Net interest income	2,687	2,616	1,986
Non-interest income	664	665	673
Total income	3,351	3,281	2,659
Operating costs	(1,637)	(1,669)	(1,549)
UK regulatory levies	0	0	0
Litigation and conduct	(13)	(6)	(3)
Total operating expenses	(1,650)	(1,675)	(1,552)
Other net income	0	(1)	0
Profit before Impairment	1,701	1,605	1,107
Credit impairment releases/(charges)	(1,293)	(1,438)	(624)
Profit before tax	408	167	483
Total assets	34,900	33,400	30,200
Total liabilities	24,500	21,200	19,500
Head Office
Disclosure of operating segments [line items]
Net interest income	583	299	353
Non-interest income	(286)	170	211
Total income	297	469	564
Operating costs	(758)	(947)	(676)
UK regulatory levies	(9)	(14)	(20)
Litigation and conduct	(117)	(46)	(235)
Total operating expenses	(884)	(1,007)	(931)
Other net income	0	(1)	2
Profit before Impairment	(587)	(539)	(365)
Credit impairment releases/(charges)	(119)	(61)	(123)
Profit before tax	(706)	(600)	(488)
Total assets	26,400	30,500	18,400
Total liabilities	£ 9,500	£ 6,800	£ 8,700